Net Earnings(Loss) per Share - Anti diluted effect per ordinary share (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Antidilutive securities excluded from computation of earnings per share	949,501	15,127,760
Preferred shares
Antidilutive securities excluded from computation of earnings per share		15,127,760
Share option
Antidilutive securities excluded from computation of earnings per share	949,501